UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                  FORM 12B-25

                          NOTIFICATION OF LATE FILING

(Check One):   [_] Form 10-K    [_] Form 20-F    [_] Form 11-K    [x] Form 10-Q
[_] Form 10-D    [_] Form N-SAR    [_] N-CSR

          For Period Ended:   March 31, 2012
                            --------------------------------

     [_] Transition Report on Form 10-K

     [_] Transition Report on Form 20-F

     [_] Transition Report on Form 11-K

     [_] Transition Report on Form 10-Q

     [_] Transition Report on Form N-SAR

          For the Transition Period Ended:
                                          --------------------------------

  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: ________________________

PART I REGISTRANT INFORMATION

Full Name of Registrant    TransNet Corporation
                        --------------------------------------

Former Name if Applicable

Address of Principal Executive Office (Street and number);  45 Columbia Road,
                                                          ----------------------

City, State and Zip Code:  Somerville, New Jersey 08876
                          ------------------------------------

PART II RULE 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

X   | (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

    | (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]| (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
   |

PART III NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D,N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra Sheets if Needed)

The Company's Quarterly Report on Form 10-Q for the period ended March 31, 2012 cannot be filed within the prescribed time period because the Company is experiencing delays in the collection and compilation of certain information required to be included in the Form 10-Q.

SEC 1344(05-06)   Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


PART IV OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

     --------Steven J Wilk------------    ------908---   ---253-0500----------
                 (Name)                    (Area Code)    (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

          [ ] Yes  [X] No   Form 10-K for the fiscal year ended June 30, 2011
                            Form 10-Q for the quarter ended September 30, 2011
                            Form 10-Q for the quarter ended December 31, 2011

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
          [X] Yes [_] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Corporation will report reduce revenues for the comparative quarter and nine-month period ended March 31, 2012 due to change in operations., and a corresponding reduction in a loss approximated at ($0.00) per share to be reported for those periods as compared to ($0.16) and ($0.10) for the comparative periods in the prior year.

------------------------------TransNet Corporation------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  May 15, 2012            By /s/ Steven J Wilk
      -------------------         -----------------------------------
                                  Chief Executive Officer


                                       2